Average Annual Total Returns - First Trust Dorsey Wright International Focus 5 ETF	First Trust Dorsey Wright International Focus 5 ETF 1 Year	First Trust Dorsey Wright International Focus 5 ETF 5 Years	First Trust Dorsey Wright International Focus 5 ETF Since Inception	First Trust Dorsey Wright International Focus 5 ETF Inception Date	First Trust Dorsey Wright International Focus 5 ETF After tax on distributions 1 Year	First Trust Dorsey Wright International Focus 5 ETF After tax on distributions 5 Years	First Trust Dorsey Wright International Focus 5 ETF After tax on distributions Since Inception	First Trust Dorsey Wright International Focus 5 ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dorsey Wright International Focus 5 ETF After tax on distributions and sale of fund shares 5 Years	First Trust Dorsey Wright International Focus 5 ETF After tax on distributions and sale of fund shares Since Inception	Dorsey Wright International Focus Five Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dorsey Wright International Focus Five Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dorsey Wright International Focus Five Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.97%	6.16%	3.19%	Jul. 22, 2014	5.16%	5.36%	2.47%	3.44%	4.42%	2.12%	7.29%	7.14%	3.66%	10.65%	8.93%	4.32%